Income Taxes - Schedule of Income Tax Benefit (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Income Tax Benefit [Abstract]
Loss before income taxes	$ (10,770)	$ (3,314)	$ (12,798)	$ (15,596)
Statutory income tax rate			23.00%	23.00%
Computed “expected” income tax benefit			$ (2,944)	$ (3,587)
Foreign tax rate differences			(1)	(1)
Reduced taxes on preferred enterprises			1,228	1,702
Non deductible share-based compensation			358	185
Exchange rate differences			(103)	41
Nondeductible expenses			12	742
Other			6
Change in valuation allowance			1,465	932
Tax on income			$ 21	$ 14